Schedule of Company’s Net Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	$ 1,875	$ 3,169	$ 9,912	$ 6,442
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	1,720	3,018	9,152	5,699
Non-US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	$ 155	$ 151
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue				288
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue			$ 760	$ 455